Goodwill - Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date (Details) $ in Millions	Dec. 31, 2024 COP ($)
Book Values at the Date of Acquisition [Member]] | Hipervital S.A.S. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash
Trade receivables
Inventories	680
Tax assets
Property, plant and equipment, net	2,614
Rights of use
Brands
Total identifiable assets	3,294
Financial liabilities
Trade payables	689
Leases liabilities
Total liabilities take on	689
Net assets and liabilities measured at fair value	2,605
Consideration transferred	20,126
Goodwill from the acquisition	17,521
Book Values at the Date of Acquisition [Member]] | Costa y Costa S.A. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash
Trade receivables
Inventories
Tax assets
Property, plant and equipment, net	92
Rights of use	7,543
Brands
Total identifiable assets	7,635
Financial liabilities
Trade payables	110
Leases liabilities	7,525
Total liabilities take on	7,635
Net assets and liabilities measured at fair value
Consideration transferred	17,032
Goodwill from the acquisition	17,032
Book Values at the Date of Acquisition [Member]] | Modasian S.R.L. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash
Trade receivables
Inventories
Tax assets
Property, plant and equipment, net	1,758
Rights of use
Brands
Total identifiable assets	1,758
Financial liabilities	235
Trade payables	846
Leases liabilities
Total liabilities take on	1,081
Net assets and liabilities measured at fair value	677
Consideration transferred	1,558
Goodwill from the acquisition	881
Measurement period adjustments [Member] | Hipervital S.A.S. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash
Trade receivables
Inventories	(17)
Tax assets
Property, plant and equipment, net	(66)
Rights of use
Brands	12,904
Total identifiable assets	12,821
Financial liabilities
Trade payables	(18)
Leases liabilities
Total liabilities take on	(18)
Net assets and liabilities measured at fair value	12,839
Consideration transferred	(865)
Goodwill from the acquisition	(13,704)
Measurement period adjustments [Member] | Costa y Costa S.A. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash	411
Trade receivables	1,309
Inventories	1,230
Tax assets	334
Property, plant and equipment, net	314
Rights of use	(7,543)
Brands
Total identifiable assets	(3,945)
Financial liabilities
Trade payables	2,099
Leases liabilities	(7,525)
Total liabilities take on	(5,426)
Net assets and liabilities measured at fair value	1,481
Consideration transferred	606
Goodwill from the acquisition	(875)
Measurement period adjustments [Member] | Modasian S.R.L. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash
Trade receivables
Inventories
Tax assets
Property, plant and equipment, net
Rights of use
Brands
Total identifiable assets
Financial liabilities
Trade payables
Leases liabilities
Total liabilities take on
Net assets and liabilities measured at fair value
Consideration transferred
Goodwill from the acquisition
Fair values at the date of acquisition [Member] | Hipervital S.A.S. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash
Trade receivables
Inventories	663
Tax assets
Property, plant and equipment, net	2,548
Rights of use
Brands	12,904
Total identifiable assets	16,115
Financial liabilities
Trade payables	671
Leases liabilities
Total liabilities take on	671
Net assets and liabilities measured at fair value	15,444
Consideration transferred	19,261
Goodwill from the acquisition	3,817
Fair values at the date of acquisition [Member] | Costa y Costa S.A. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash	411
Trade receivables	1,309
Inventories	1,230
Tax assets	334
Property, plant and equipment, net	406
Rights of use
Brands
Total identifiable assets	3,690
Financial liabilities
Trade payables	2,209
Leases liabilities
Total liabilities take on	2,209
Net assets and liabilities measured at fair value	1,481
Consideration transferred	17,638
Goodwill from the acquisition	16,157
Fair values at the date of acquisition [Member] | Modasian S.R.L. [Member]
Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date [Line Items]
Cash
Trade receivables
Inventories
Tax assets
Property, plant and equipment, net	1,758
Rights of use
Brands
Total identifiable assets	1,758
Financial liabilities	235
Trade payables	846
Leases liabilities
Total liabilities take on	1,081
Net assets and liabilities measured at fair value	677
Consideration transferred	1,558
Goodwill from the acquisition	$ 881